UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813061.103

HIM-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.0%
	Principal Amount	Value
Arizona - 2.2%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	$ 1,300,000	$ 1,363,830
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(e)	1,000,000	1,040,760
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,494,691
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,568,498
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	1,620,000	1,288,402
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000,000	2,061,040
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	3,031,950
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/22	1,500,000	1,532,505
5.5% 12/1/29	1,000,000	1,013,930
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,099,490
		15,495,096
Arkansas - 0.1%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,026,090
California - 10.7%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	31,597
5% 8/1/20	6,600,000	7,037,712
5% 11/1/24	2,400,000	2,476,416
5% 6/1/27 (AMBAC Insured)	600,000	608,964
5% 9/1/27	1,410,000	1,428,584
5% 3/1/31	1,800,000	1,804,680
5% 9/1/31	1,500,000	1,504,095
5% 12/1/31 (MBIA Insured)	845,000	848,118
5% 9/1/32	1,600,000	1,603,264
5% 8/1/33	1,300,000	1,301,599
5% 9/1/33	1,800,000	1,802,412
5% 8/1/35	2,400,000	2,401,464
5% 9/1/35	3,600,000	3,602,340
5.125% 11/1/24	600,000	625,206
5.25% 2/1/16	1,000,000	1,086,700
5.25% 2/1/24	1,000,000	1,046,500
5.25% 2/1/27 (MBIA Insured)	500,000	519,075
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/28	$ 1,200,000	$ 1,239,216
5.25% 2/1/33	2,000,000	2,050,180
5.25% 12/1/33	20,000	20,561
5.5% 11/1/33	5,400,000	5,675,616
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,031,420
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,711,920
5% 11/1/21	1,760,000	1,844,216
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	1,039,140
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,713,785
Series 2005 H, 5% 6/1/18	1,425,000	1,516,457
Series 2005 K, 5% 11/1/17	2,300,000	2,477,031
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	508,550
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,327,664
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	698,936
5% 1/15/16 (MBIA Insured)	400,000	419,156
5.75% 1/15/40	600,000	609,690
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A:
5% 6/1/45	5,650,000	5,359,308
5% 6/1/45 (FGIC Insured)	1,000,000	959,190
Series A1, 5% 6/1/33	400,000	351,020
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,083,000
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,329,042
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	829,512
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,078,310
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,022,210
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	$ 1,000,000	$ 573,620
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	723,238
5.5% 5/15/20 (AMBAC Insured)	740,000	812,402
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,705,268
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,094,167
		76,532,551
Colorado - 2.2%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,941,931
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	4,565,000	2,434,515
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	924,534
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	564,437
5.3% 7/1/37	300,000	256,785
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	259,012
5.625% 9/1/14	230,000	253,501
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,788,922
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	845,460
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	1,000,000	1,073,800
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,334,532
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/20 (MBIA Insured)	1,500,000	823,200
		15,500,629
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,351,106
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 2.5%
District of Columbia Gen. Oblig. Series B:
0% 6/1/12 (MBIA Insured)	$ 1,200,000	$ 1,039,488
5.25% 6/1/26 (FSA Insured)	6,000,000	6,083,160
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,576,852
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,577,425
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	6,400,000	6,860,096
		18,137,021
Florida - 2.7%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,039,510
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,084,240
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	628,416
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,105,520
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,087,000
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5% 6/1/38	1,000,000	919,260
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,135,112
Series B, 5% 11/15/14	1,000,000	1,073,530
Series G:
5% 11/15/16	100,000	107,642
5.125% 11/15/18	1,000,000	1,069,530
5% 11/15/30 (MBIA Insured)	575,000	575,690
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,425,967
5% 7/1/19	2,230,000	2,326,827
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,024,090
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	1,014,060
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (c)	$ 2,000,000	$ 2,098,700
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	533,075
		19,248,169
Georgia - 3.0%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,086,200
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,457,720
5% 11/1/43 (FSA Insured)	9,070,000	9,224,916
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,313,234
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	609,290
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,569,900
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,215,000	672,989
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,500,000	1,384,750
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,279,509
		21,598,508
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	1,300,000	1,501,578
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (e)	1,250,000	1,383,125
		2,884,703
Illinois - 12.2%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	927,004
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,534,338
0% 1/1/24 (FGIC Insured)	6,110,000	2,859,969
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/43 (Pre-Refunded to 1/1/14 @ 100) (f)	1,040,000	1,158,321
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,673,488
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5% 1/1/42 (AMBAC Insured)	$ 35,000	$ 35,398
5.25% 1/1/33 (MBIA Insured)	310,000	318,565
5.5% 1/1/38 (MBIA Insured)	255,000	266,370
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (f)	10,000	10,961
Series C, 5.5% 1/1/40 (FGIC Insured)	525,000	559,104
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	302,049
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,106,420
5.5% 1/1/16 (AMBAC Insured) (e)	900,000	910,404
6.25% 1/1/09 (AMBAC Insured) (e)	3,325,000	3,364,701
Series B, 5% 1/1/26 (MBIA Insured) (e)	1,405,000	1,413,964
5.5% 1/1/09 (AMBAC Insured) (e)	570,000	584,683
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	166,103
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,477,546
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,117,100
5.25% 11/15/26 (MBIA Insured)	300,000	317,304
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,135,739
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,533,404
Evanston Gen. Oblig. Series C:
5.25% 1/1/20	290,000	308,583
5.25% 1/1/20 (Pre-Refunded to 1/1/12 @ 100) (f)	1,210,000	1,329,270
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,810,000	2,813,232
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (FGIC Insured)	1,150,000	1,253,972
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	5,900,000	3,007,938
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	923,229
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,611,328
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.5% 4/1/17 (MBIA Insured)	$ 1,000,000	$ 1,057,780
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,059,430
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,080,320
Series 2006, 5.5% 1/1/31	1,000,000	1,156,120
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,072,300
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,183,139
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,046,800
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,686,840
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	1,000,710
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	645,546
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	700,000	736,253
Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,500,000	7,786,350
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,239,140
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	676,420
6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,357,235
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	1,025,294
Lake County Forest Preservation District Series 2007 A, 4.165% 12/15/13 (d)	955,000	955,000
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,933,807
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,070,000	1,205,462
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,582,810
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,719,524
0% 6/15/19 (MBIA Insured)	3,710,000	2,282,911
0% 6/15/22 (MBIA Insured)	1,100,000	566,863
0% 12/15/24 (MBIA Insured)	3,090,000	1,377,368
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	$ 60,000	$ 66,819
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,057,790
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,000,000	2,041,560
Univ. of Illinois Univ. Revs.:
Series 1991, 0% 4/1/15 (MBIA Insured)	3,700,000	2,850,221
Series A, 0% 4/1/20 (MBIA Insured)	1,600,000	938,192
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	786,580
		87,195,071
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	2,009,902
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,100,292
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,565,415
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (f)	1,500,000	1,673,850
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	688,760
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,077,710
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	874,530
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) 5.95% 12/1/29 (e)	2,000,000	2,039,880
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,049,390
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	755,874
		14,835,603
Iowa - 0.8%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	1,035,000	1,092,753
Municipal Bonds - continued
	Principal Amount	Value
Iowa - continued
Coralville Urban Renewal Rev. Series C: - continued
5.125% 6/1/39	$ 500,000	$ 465,765
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,328,720
		5,887,238
Kansas - 1.6%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	364,601
5.25% 11/15/16	955,000	1,035,392
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,580,190
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,426,758
5% 12/1/14 (MBIA Insured)	500,000	507,480
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,446,653
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,780,485
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,075,140
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,018,560
		11,235,259
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,275,614
Louisiana - 1.2%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,880,510
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,644,160
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,029,310
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,689,210
New Orleans Gen. Oblig.:
0% 9/1/15 (AMBAC Insured)	700,000	522,487
5.25% 12/1/23 (MBIA Insured)	1,000,000	1,063,840
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	409,945
		8,239,462
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	$ 1,000,000	$ 1,056,670
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,256,160
		2,312,830
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,826,189
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,113,262
		2,939,451
Massachusetts - 4.6%
Massachusetts Gen. Oblig.:
Series A, 3.861% 5/1/37 (FGIC Insured) (d)	1,000,000	906,310
Series C:
5% 8/1/37 (AMBAC Insured)	4,800,000	4,976,160
5.25% 8/1/24 (FSA Insured)	2,200,000	2,397,208
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,336
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,202,190
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	2,100,000	1,988,931
5% 8/15/23 (FSA Insured)	5,000,000	5,335,600
5% 8/15/30 (FSA Insured)	4,500,000	4,703,625
5% 8/15/37 (AMBAC Insured)	2,200,000	2,284,436
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	2,000,000	2,000,240
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,217
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,569,017
		32,619,270
Michigan - 3.1%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured) (c)	1,515,000	1,676,060
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (c)	1,100,000	1,204,346
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,834,356
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
DeWitt Pub. Schools 5% 5/1/12 (MBIA Insured) (c)	$ 1,370,000	$ 1,482,778
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,536,336
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,180,080
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,026,140
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	988,210
Portage Pub. Schools 5% 5/1/19 (FSA Insured) (c)	2,160,000	2,416,932
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,392,305
Three Rivers Cmnty. Schools:
5% 5/1/10 (FSA Insured) (c)	1,305,000	1,377,310
5% 5/1/18 (FSA Insured) (c)	1,725,000	1,923,927
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,077,230
		22,116,010
Minnesota - 1.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A:
5% 1/1/11 (e)	1,500,000	1,578,135
5% 1/1/14 (e)	1,000,000	1,070,010
5% 1/1/22 (AMBAC Insured)	1,000,000	1,062,710
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,058,464
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	597,871
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,133,660
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,016,800
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,350,230
Series 2003 11, 5.25% 12/1/18	1,000,000	1,093,060
		10,960,940
Missouri - 0.5%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,076,791
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	$ 1,700,000	$ 1,768,323
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	857,276
		3,702,390
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	1,500,000	1,523,625
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,028,270
		2,551,895
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 3.933% 12/1/17 (d)	1,100,000	1,019,172
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,129,172
5% 2/1/46	2,000,000	2,037,260
		4,185,604
Nevada - 0.5%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,036,670
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,086,230
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,080,210
		3,203,110
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	1,000,000	1,014,780
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	807,765
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,085,280
5.25% 3/1/23	2,000,000	2,164,140
5.25% 3/1/25	1,500,000	1,603,035
5.25% 3/1/26	915,000	973,231
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	$ 900,000	$ 946,593
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	447,944
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,070,690
		9,098,678
New Mexico - 0.9%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (e)	3,970,000	4,057,896
6.75% 7/1/09 (AMBAC Insured) (e)	450,000	475,146
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	2,018,784
		6,551,826
New York - 11.8%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (c)	600,000	671,808
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,693,875
5.75% 5/1/21 (FSA Insured)	1,200,000	1,326,348
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,834,848
5.75% 5/1/21 (FSA Insured)	4,900,000	5,521,614
5.75% 5/1/25 (FSA Insured)	600,000	666,870
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	3,100,000	3,099,938
5% 2/15/47 (FGIC Insured)	1,200,000	1,191,816
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,414,140
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,083,640
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	1,000,000	1,104,300
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	651,636
Series D1, 5.125% 12/1/22	2,000,000	2,135,900
Series J, 5.5% 6/1/19	880,000	971,036
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	600,000	603,906
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	$ 1,000,000	$ 1,003,420
5% 3/1/36 (MBIA Insured)	700,000	703,367
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (e)	1,000,000	1,021,230
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	518,030
Series 2003 E, 5% 6/15/34	1,600,000	1,638,416
Series 2005 D:
5% 6/15/37	400,000	412,140
5% 6/15/38	1,300,000	1,339,455
5% 6/15/39	500,000	514,860
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,064,060
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,027,570
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	10,000	10,800
6% 11/1/28 (b)	2,000,000	2,236,140
Series B:
5% 8/1/32	1,300,000	1,340,859
5.25% 2/1/29 (b)	2,000,000	2,149,080
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,031,130
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,648,005
Series C, 7.5% 7/1/10	280,000	299,393
(New York Univ. Hosp. Ctr. Proj.):
Series A, 5% 7/1/14	1,000,000	1,046,770
Series B, 5.25% 7/1/24	300,000	299,070
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,110,810
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	870,000	883,668
4.875% 6/15/20	795,000	806,679
5% 6/15/15	305,000	310,185
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,599,105
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	$ 1,600,000	$ 1,715,376
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	2,648,106
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,115,000	1,208,326
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,066,240
5.25% 6/1/22 (AMBAC Insured)	950,000	1,008,701
5.5% 6/1/14	1,600,000	1,649,504
5.5% 6/1/16	4,700,000	4,930,159
5.5% 6/1/17	4,000,000	4,260,280
Series C1:
5.5% 6/1/14	400,000	412,376
5.5% 6/1/15	1,700,000	1,787,142
5.5% 6/1/16	1,000,000	1,067,340
5.5% 6/1/17	1,600,000	1,704,112
5.5% 6/1/18	2,800,000	3,016,860
5.5% 6/1/19	1,600,000	1,740,304
5.5% 6/1/21	5,000,000	5,405,800
5.5% 6/1/22	1,500,000	1,617,240
		84,223,783
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	509,495
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	1,400,000	1,610,672
		2,120,167
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,021,470
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,328,374
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	363,825
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,724,863
Series D, 6.7% 1/1/19	1,115,000	1,179,782
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	$ 1,000,000	$ 1,077,050
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,063,730
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	1,000,000	970,850
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,423,546
		10,153,490
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,226,020
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,923,880
5.875% 6/1/47	1,300,000	1,256,684
6.5% 6/1/47	2,200,000	2,262,018
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22 (c)	600,000	634,290
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	449,549
		6,526,421
Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,052,690
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,867,026
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (f)	1,740,000	1,856,702
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,607,445
		6,383,863
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,851,445
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,154,620
		3,006,065
Pennsylvania - 2.9%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,387,213
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	$ 1,000,000	$ 1,046,920
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,705,964
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,790,640
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	874,440
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	507,696
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,182,840
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,084,060
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	500,000	510,165
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,743,524
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	609,714
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	537,630
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	202,490
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,720,500
		20,903,796
Puerto Rico - 1.2%
Puerto Rico Govt. Dev. Bank:
Series B:
5% 12/1/10	1,000,000	1,050,370
5% 12/1/12	2,500,000	2,664,950
Series C, 5.25% 1/1/15 (e)	1,000,000	1,062,950
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	661,050
5.75%, tender 7/1/17 (d)	1,100,000	1,213,322
Series N, 5.5% 7/1/22	1,100,000	1,169,663
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 2,400,000	$ 390,024
0% 8/1/54 (AMBAC Insured)	6,700,000	528,161
		8,740,490
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,103,690
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,512,480
		5,616,170
South Carolina - 1.4%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,094,813
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,068,770
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,103,934
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	1,011,960
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,152,990
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,093,390
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	552,685
		10,078,542
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,046,420
5% 12/15/15	1,500,000	1,564,245
5% 12/15/16	1,500,000	1,554,225
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,870,919
		6,035,809
Texas - 12.7%
Abilene Independent School District 5% 2/15/19	1,090,000	1,181,179
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,000,000	2,117,860
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	$ 1,000,000	$ 1,036,680
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	911,190
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,118,624
Bastrop Independent School District 5.25% 2/15/42	5,000,000	5,271,850
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,561,995
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,146,620
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,059,061
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,628,608
0% 2/15/16	1,400,000	1,048,838
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,549,950
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (c)(e)	1,400,000	1,419,446
5.25% 11/1/12 (MBIA Insured) (e)	1,000,000	1,083,020
Denton Independent School District 5% 8/15/33	1,600,000	1,631,760
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,355,712
Garland Independent School District 5.5% 2/15/19	2,500,000	2,644,325
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,065,770
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,705,525
0% 8/15/24 (MBIA Insured)	1,000,000	455,860
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,041,470
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,062,930
Houston Gen. Oblig. Series A, 5% 3/1/20 (MBIA Insured)	2,865,000	3,124,368
Houston Independent School District 0% 8/15/13	1,300,000	1,094,327
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	716,950
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,964,268
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	907,200
Kermit Independent School District 5.25% 2/15/32	700,000	741,251
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,094,170
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	$ 1,000,000	$ 1,056,950
Lewisville Independent School District 0% 8/15/19	2,340,000	1,478,950
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,160,885
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	709,338
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,070,670
Magnolia Independent School District 5% 8/15/22	1,000,000	1,072,010
Mansfield Independent School District:
5.375% 2/15/26	145,000	150,630
5.5% 2/15/17	25,000	27,464
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,075,225
New Caney Independent School District 5.25% 2/15/37	1,000,000	1,059,170
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,359,002
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,023,960
Series 2005 A, 5% 1/1/35 (FSA Insured)	1,000,000	1,028,160
Northside Independent School District 5.5% 2/15/15	940,000	1,015,736
Northwest Texas Independent School District 5.5% 8/15/21	170,000	184,163
Pampa Independent School District 5% 8/15/36	1,000,000	1,036,810
Prosper Independent School District:
5.125% 8/15/30	400,000	416,588
5.375% 8/15/37	2,000,000	2,153,640
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(e)	4,645,000	4,521,489
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,768,874
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,729,899
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,632,985
Spring Branch Independent School District 5.375% 2/1/18	345,000	367,035
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,228,684
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	45,448
0% 9/1/15 (MBIA Insured)	1,100,000	833,349
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	$ 440,000	$ 455,660
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,202,090
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,953,709
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,030,330
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,134,840
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,600,675
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	37,820
		90,363,045
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	386,334
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	430,052
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,087,710
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,029,170
		2,546,932
Washington - 5.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	681,250
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,793,015
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (e)	1,950,000	2,039,427
King County Gen. Oblig. 5% 1/1/35 (FGIC Insured)	2,000,000	2,038,480
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,883,132
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,065,760
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,087,800
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,054,380
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	$ 1,000,000	$ 1,125,940
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,057,270
5.25% 1/1/26 (FSA Insured)	1,000,000	1,036,990
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,140,311
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,032,950
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	737,832
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	664,440
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,241,500
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,761,590
		42,442,067
Wisconsin - 1.2%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	785,000	813,268
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	364,949
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	71,472
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,196,047
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	975,360
Series B, 6% 2/15/25	1,500,000	1,540,335
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (f)	1,500,000	1,685,115
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	600,000	685,416
Series 2003 A, 5.5% 8/15/16	1,000,000	1,038,040
		8,370,002
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $698,933,015)	713,821,900
NET OTHER ASSETS - 0.0%	136,711
NET ASSETS - 100%	$ 713,958,611
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,606
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $698,603,318. Net unrealized appreciation aggregated $15,218,582, of which $20,478,562 related to appreciated investment securities and $5,259,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008